Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
PBS acquisition adjustment		$ (590,000)
Amortization expense for acquired intangible assets	$ 6,600,000	$ 2,700,000	$ 2,200,000